AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
1
Shares Security Description Value
Equity Securities - 95.6%
Common Stock - 94.9%
Communications - 0.2%
16,900 America Movil SAB de CV, ADR $ 240,318
1,719 Cisco Systems, Inc. 106,079
34,119 Telefonica SA, ADR 158,995
505,392
Consumer Cyclical - 2.6%
200 Airbnb, Inc., Class A
(a)
23,892
1,241 Booking Holdings, Inc. 5,717,176
14,025 DR Horton, Inc. 1,782,998
7,524,066
Consumer Discretionary - 7.8%
117,668 Arcos Dorados Holdings, Inc., Class A 948,404
34,000 Becle SAB de CV 32,300
39,408 Comcast Corp., Class A 1,454,155
12,753 CVS Health Corp. 864,016
400 Domino's Pizza, Inc. 183,780
15,600 General Motors Co. 733,668
3,775 Genuine Parts Co. 449,754
13,500 Grand Canyon Education, Inc.
(a)
2,335,770
210,501 Lincoln Educational Services Corp.
(a)
3,340,651
17,975 Lowe's Cos., Inc. 4,192,309
4,846 McDonald's Corp. 1,513,745
61,302 Sally Beauty Holdings, Inc.
(a)
553,557
3,870 The Home Depot, Inc. 1,418,316
50 Ulta Beauty, Inc.
(a)
18,327
37,350 Walmart, Inc. 3,278,957
4,550 Yum China Holdings, Inc. 236,873
7,050 Yum! Brands, Inc. 1,109,388
22,663,970
Consumer Staples - 19.4%
65,455 Altria Group, Inc. 3,928,609
85,855 British American Tobacco PLC, ADR 3,551,821
13,200 Coca-Cola HBC AG, ADR
(a)
597,366
3,535 Diageo PLC, ADR 370,433
11,221 Kenvue, Inc. 269,080
8,300 Keurig Dr Pepper, Inc. 284,026
50,327 Molson Coors Beverage Co., Class B 3,063,404
69,600 Monster Beverage Corp.
(a)
4,072,992
38,595 PepsiCo., Inc. 5,786,934
89,375 Philip Morris International, Inc. 14,186,494
36,044 The Coca-Cola Co. 2,581,471
5,225 The Hershey Co. 893,632
194,026 The Kroger Co. 13,133,620
3,140 The Procter & Gamble Co. 535,119
54,421 Unilever PLC, ADR 3,240,771
56,495,772
Energy - 3.5%
127,510 BP PLC, ADR 4,308,563
7,630 Chevron Corp. 1,276,423
13,600 ConocoPhillips 1,428,272
4,000 Devon Energy Corp. 149,600
2,700 Occidental Petroleum Corp. 133,272
7,800 Phillips 66 963,144
14,415 Valero Energy Corp. 1,903,789
10,163,063
Financials - 27.0%
53,260 Aflac, Inc. 5,921,979
51,145 American International Group, Inc. 4,446,546
2,780 Ameriprise Financial, Inc. 1,345,826
400 Aon PLC, Class A 159,636
4,980 Arch Capital Group, Ltd.
(a)
478,976
199,024 Bank of America Corp. 8,305,272
Shares Security Description Value
Financials - 27.0% (continued)
16,545 Berkshire Hathaway, Inc., Class B
(a)
$ 8,811,536
60,674 Central Pacific Financial Corp. 1,640,625
25,975 Citigroup, Inc. 1,843,965
5,616 Colliers International Group, Inc. 681,221
5,616 FirstService Corp. 931,975
2,025 Marsh & McLennan Cos., Inc. 494,161
29,869 Mastercard, Inc., Class A 16,371,796
1,100 PayPal Holdings, Inc.
(a)
71,775
1,700 Ryan Specialty Holdings, Inc. 125,579
138,625 The Bank of New York Mellon Corp. 11,626,479
650 The Charles Schwab Corp. 50,882
11,068 The Travelers Cos., Inc. 2,927,043
3,200 U.S. Bancorp 135,104
15,249 Unum Group 1,242,184
29,300 Visa, Inc., Class A 10,268,478
7,000 Wells Fargo & Co. 502,530
78,383,568
Health Care - 18.5%
27,834 Abbott Laboratories 3,692,180
2,213 AbbVie, Inc. 463,668
150 Amgen, Inc. 46,733
5,400 Becton Dickinson & Co. 1,236,924
4,295 Biogen, Inc.
(a)
587,728
11,776 Elevance Health, Inc. 5,122,089
38,711 Johnson & Johnson 6,419,832
80,518 Medtronic PLC 7,235,347
68,854 Merck & Co., Inc. 6,180,335
8,370 Organon & Co. 124,629
6,282 Pfizer, Inc. 159,186
14,097 Quest Diagnostics, Inc. 2,385,212
8,209 The Cigna Group 2,700,761
27,345 UnitedHealth Group, Inc. 14,321,944
26,750 Zimmer Biomet Holdings, Inc. 3,027,565
53,704,133
Industrials - 4.5%
41,235 CAE, Inc.
(a)
1,013,969
1,240 Caterpillar, Inc. 408,952
97,291 Corning, Inc. 4,453,982
1,550 FedEx Corp. 377,859
700 Ferguson Enterprises, Inc. 112,161
69,882 Gates Industrial Corp. PLC
(a)
1,286,528
300 General Dynamics Corp. 81,774
3,500 Johnson Controls International PLC 280,385
28,275 RTX Corp. 3,745,306
2,780 The Boeing Co.
(a)
474,129
7,440 United Parcel Service, Inc., Class B 818,325
13,053,370
Information Technology - 8.6%
40,550 Alphabet, Inc., Class A 6,270,652
18,125 Cognizant Technology Solutions Corp.,
Class A 1,386,562
26,462 Forrester Research, Inc.
(a)
244,509
3,155 Meta Platforms, Inc., Class A 1,818,416
40,656 Microsoft Corp. 15,261,856
300 Uber Technologies, Inc.
(a)
21,858
25,003,853
Materials - 2.6%
14,225 Celanese Corp., Class A 807,553
30,258 Corteva, Inc. 1,904,136
28,458 Dow, Inc. 993,753
24,040 DuPont de Nemours, Inc. 1,795,307
2,149 International Flavors & Fragrances, Inc. 166,784
25,505 LyondellBasell Industries NV, Class A 1,795,552

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2025
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2025.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Materials - 2.6% (continued)
4,980 The Mosaic Co. $ 134,510
7,597,595
Transportation - 0.2%
2,610 Union Pacific Corp. 616,586
Total Common Stock (Cost $87,455,335) 275,711,368
Shares Security Description Rate Value
Preferred Stock - 0.7%
Information Technology - 0.7%
118,059 Iterate Studio, Inc.
(Cost
$1,999,990) 0.00% 1,999,990
Total Equity Securities (Cost $89,455,325) 277,711,358
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 0.8%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.2%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 396,108
Financials - 0.5%
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
3.65  09/01/69 294,045
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
7.13  11/01/22 503,335
345,000 The Goldman
Sachs Group,
Inc. (callable at
100)
(b)(c)
6.13  11/10/64 338,314
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 393,445
1,529,139
Utilities - 0.1%
345,000 Sempra
(b)
6.40  10/01/54 328,092
Total Corporate Non-Convertible Bonds (Cost
$2,243,106) 2,253,339
Total Fixed Income Securities (Cost
$2,243,106) 2,253,339
Shares Security Description Value
Money Market Fund - 3.5%
10,341,397 Fidelity Investments Treasury Only
Portfolio, Institutional Class, 4.19%
(d)
(Cost $10,341,397) 10,341,397
Investments, at value - 99.9% (Cost $102,039,828) $ 290,306,094
Other Assets & Liabilities, Net - 0.1% 306,096
Net Assets - 100.0% $ 290,612,190
ADR American Depositary Receipt
LIBOR London Interbank Offered Rate
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b)
Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2025.
(c) Perpetual maturity security.
(d)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2025.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 505,392 $ – $ – $ 505,392
Consumer Cyclical 7,524,066 – – 7,524,066
Consumer Discretionary 22,663,970 – – 22,663,970
Consumer Staples 56,495,772 – – 56,495,772
Energy 10,163,063 – – 10,163,063
Financials 78,383,568 – – 78,383,568
Health Care 53,704,133 – – 53,704,133
Industrials 13,053,370 – – 13,053,370
Information Technology 25,003,853 – – 25,003,853
Materials 7,597,595 – – 7,597,595
Transportation 616,586 – – 616,586
Preferred Stock
Information Technology – 1,999,990 – 1,999,990
Corporate Non-
Convertible Bonds – 2,253,339 – 2,253,339
Money Market Fund 10,341,397 – – 10,341,397
Investments at Value $ 286,052,765 $ 4,253,329 $ – $ 290,306,094